STOCK OPTIONS (Details Narrative 2) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014	Aug. 31, 2015	Aug. 31, 2014	Feb. 28, 2015	Feb. 28, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum			15.00%
Stock options fair value					$ 232,000
Shares vested					14,667
Stock based compensation expense			$ 492,359	$ 359,000	$ 1,333,871	$ 1,946,772
Exercisable					116,142
Stock option expected term					7 years 7 months 24 days
Allocated expense	$ 183,233	$ 359,000	252,168	359,000
General and Administrative Expense [Member]
Allocated expense	159,002	231,000	227,937	231,000
Research And Development Expense [Member]
Allocated expense	24,231	$ 128,000	$ 24,231	$ 128,000
Scientific Clinic Board [Member]
Shares cancelled			534
Option 1 [Member]
Stock options issued			6,667
Stock option price per share			$ 11.25
Stock option expiration date			Mar. 01, 2025
Shares vested			1,667
Stock based compensation expense			$ 8,000
Option 2 [Member]
Stock options issued			80,004
Stock option price per share			$ 8.25
Stock option expiration date			May 18, 2025
Stock options fair value			$ 388,000
Stock based compensation expense	$ 9,070		$ 68,086
Option 3 [Member]
Stock options issued			5,001
Stock option price per share			$ 8.25
Stock option expiration date			Sep. 30, 2017
Option 4 [Member]
Stock options issued			60,000
Stock option price per share			$ 8.25
Stock option expiration date			Jun. 17, 2025
Stock options fair value			$ 221,100
Shares vested			10,000
Stock based compensation expense			$ 34,100
Option 5 [Member]
Stock options issued			26,667
Stock option price per share			$ 8.25
Stock options fair value			$ 66,417
Stock based compensation expense			$ 44,267
Option 6 [Member]
Stock options issued			10,000
Stock option price per share			$ 8.25
Stock option expiration date			Jun. 17, 2025
Option 7 [Member]
Stock options fair value			$ 232,000
Shares vested			14,667
Stock based compensation expense			$ 232,000
Option 8 [Member]
Stock options fair value			$ 127,000
Shares vested			6,000
Stock based compensation expense			$ 127,000
Option 9 [Member]
Stock option price per share			$ 48.75
Shares cancelled			6,667